Earnings (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) per Common Share [Abstract]
Summary of basic and diluted earning (loss) per share

	Year ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,946,314	3,853,491	3,766,756
Net dilutive effect of :
Options	0	0	0
Restricted stock awards	84,338	0	0

Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,030,652	3,853,491	3,766,756

Net income (loss) available to common shareholders	$3,460	(13,376)	(30,762)
Basic earnings (loss) per common share	$0.88	(3.47)	(8.17)
Diluted earnings (loss) per common share	$0.86	(3.47)	(8.17)